Mortgage Servicing Rights - Sensitivity Impacts (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Prepayment rates, impact of 10 percent decrease	$ 183
Prepayment rates, impact of 20 percent decrease	389
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Impact of 10 Percent Increase in Prepayment Speed	(163)
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Impact of 20 Percent Increase in Prepayment Speed	(310)
OAS level, impact of 100 bps decrease	124
OAS level, impact of 200 bps decrease	259
OAS level, impact of 100 bps increase	(115)
OAS level, impact of 200 bps increase	$ (221)
Fixed
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Impact of 10 percent decrease	3 months 18 days
Impact of 20 percent decrease	7 months 21 days
Impact of 10 percent increase	3 months 4 days
Impact of 20 percent increase	6 months
Adjustable
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Impact of 10 percent decrease	3 months 4 days
Impact of 20 percent decrease	6 months 18 days
Impact of 10 percent increase	2 months 23 days
Impact of 20 percent increase	5 months 5 days